Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Loans, borrowings and bank overdrafts
14. Loans, borrowings and bank overdrafts
Short-term loans, borrowings and bank overdrafts
The Company had loans, borrowings and bank overdrafts amounting to
₹
68,085 and
₹
54,020, as at March 31, 2019 and 2020, respectively. The principal source of borrowings from banks as at March 31, 2020 primarily consists of lines of credit of approximately
₹
17,960, U.S. Dollar (U.S.$) 955 million, Canadian Dollar (CAD) 71 million, Saudi Riyal (SAR) 128 million, Euro (EUR) 19 million, Great British Pound (GBP) 7 million, Chinese Yuan (CNY) 20 million, Qatari Riyal (QAR) 10 million, Brazilian Real (BRL) 10 million, Mexican Peso (MXN) 33 million, and Indonesian Rupiah (IDR) 13,000 million from bankers for working capital requirements and other short-term needs. As at March 31, 2020, the Company has unutilized lines of credit aggregating
₹
4,260, U.S. Dollar (U.S.$) 471 million, Canadian Dollar (CAD) 3 million, Saudi Riyal (SAR) 128 million, Euro (EUR) 19 million, Great British Pound (GBP) 7 million, Chinese Yuan (CNY) 20 million, Qatari Riyal (QAR) 10 million, Brazilian Real (BRL) 1 million, Mexican Peso (MXN) 33 million, and Indonesian Rupiah (IDR) 13,000 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.
The Company has
non-fund
based revolving credit facilities in various currencies equivalent to
₹
40,470 and
₹
41,597, as at March 31, 2019 and 2020, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2019, and 2020, an amount of
₹
22,014, and
₹
22,790, respectively, was unutilized out of these
non-fund-based
facilities.
Long-term loans and borrowings

	As at March 31, 2019			As at March 31, 2020
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured loans
U.S. Dollar (U.S.$)	382		26,395	311		23,478	2.20% - 3.81%	July-21
Canadian Dollar (CAD)	52		2,701	^		25	1.48% - 3.26%	July-21
Indian Rupee (INR)	—		162	—		440	8.29% - 9.35%	March-24
Australian Dollar (AUD)	1		70	1		44	4.65%	January-22
Great British Pound (GBP)	^		31	^		22	2.93%	February-22
Euro (EUR)	^		19	^		13	2.87%	March-23
Brazilian Real (BRL)	^		2	—		—

		₹	29,380		₹	24,022
Obligations under finance leases			2,002

		₹	31,382

Non-current portion of long term loans and borrowings			28,368			4,840
Current portion of long term loans and borrowings			3,014			19,182

^	Value is less than 1
Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2018		Cash flow		Assets taken on finance lease		Foreign exchange movements		March 31, 2019
Borrowings from banks	₹	119,689	₹	(26,228)	₹	—	₹	3,518	₹	96,979
Bank overdrafts		3,999		(3,995)		—		—		4
External commercial borrowings		9,777		(10,064)		—		287		—
Obligations under finance leases		3,973		(2,234)		14		249		2,002
Loans from other than bank		821		(352)		—		13		482

	₹	138,259	₹	(42,873)	₹	14	₹	4,067	₹	99,467

					Non-cash changes
	April 1, 2019		Cash flow		IFRS 16 adoption		Additions to lease liabilities		Foreign exchange movements		March 31, 2020
Borrowings from banks	₹	96,979	₹	(26,138)	₹	—	₹	—	₹	6,217	₹	77,058
Bank overdrafts		4		391		—		—		—		395
Obligations under finance leases		2,002		—		(2,002)		—		—		—
Loans from other than bank		482		100		—		—		7		589
Lease Liabilities		—		(6,784)		17,381		7,942		659		19,198

	₹	99,467	₹	(32,431)	₹	15,379	₹	7,942	₹	6,883	₹	97,240

Significant portion of loans, borrowings and bank overdrafts bear floating rates of interest, referenced to LIBOR or other similar country specific official benchmark interest rates and a spread, determined based on market conditions.
The terms of the other secured and unsecured loans and borrowings also contain certain restrictive covenants primarily requiring the Company to maintain certain financial ratios. As at March 31, 2019 and 2020, the Company has met all the covenants under these arrangements.
Obligations under finance leases amounting to
₹
2,002 as at March 31, 2019 were secured by underlying property, plant and equipment.
Interest expense on loans, borrowings and bank overdrafts was
₹
3,045,
₹
4,058, and
₹
3,166 for the year ended March 31, 2018, 2019 and 2020, respectively.
Details of finance lease payables are given below:

	As at March 31, 2019
	Minimum lease payments		Present value of minimum lease payment
Not later than one year	₹	1,555	₹	1,506
Later than one year but not later than five years		506		496

Total minimum lease payments		2,061		2,002
Less: Amounts representing interest		(59)		—

Obligation under finance lease	₹	2,002	₹	2,002
Non-current finance lease payables				496
Current finance lease payables				1,506